Commitments	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments

5. Commitments

In March 2010, we entered into office and laboratory facility lease agreements for a facility located in South San Francisco, California. These leases enable us to utilize the facility through December 31, 2017, with an option to extend the term for an additional three years. The leases require us to pay rent as well as additional amounts for operating expenses and maintenance.

The minimum annual rent under the leases is subject to increases based on stated rental adjustment terms. For financial reporting purposes, rent expense is recognized on a straight-line basis over the term of the leases. Accordingly, rent expense recognized in excess of rent paid is reflected as deferred rent. Deferred rent totaled $2.0 million and $2.4 million at December 31, 2011 and 2012, respectively. In addition, the leases contain a $1.7 million incentive in the form of reimbursement or payments from the landlord for a portion of the costs of leasehold improvements we make to the facility. We made these improvements and received the benefit of the $1.7 million incentive in 2010. The assets purchased with the incentive are included in property and equipment, net in the accompanying balance sheets as of December 31, 2011 and 2012, respectively. The incentive is being recognized as a reduction of rental expense on a straight-line basis over the term of the underlying leases. The unamortized leasehold improvement incentive totaled $1.3 million and $1.1 million as of December 31, 2011 and 2012, respectively, of which $1.1 million and $0.9 million is included in other long-term liabilities in the accompanying balance sheets as of December 31, 2011 and 2012, respectively.

Rent expense for each of the years ended December 31, 2011 and 2012 was $1.9 million. Rent expense for the year ended December 31, 2010 was $3.2 million. The estimated future minimum commitments under these noncancelable operating leases are as follows:

(in thousands)
Year ending December 31:
2013	$1,915
2014	2,710
2015	2,794
2016	2,877
2017	2,960

Total estimated minimum payments	$13,256